Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$’000	$’000	$’000	$’000
External research and development expenses	6,085	7,876	11,507	14,923
Employee expenses[1,3]	2,857	1,810	5,242	3,358
Depreciation	7	5	13	11
Other expenses	9	64	48	121
Total research and development expenses	8,958	9,755	16,810	18,413

External costs	3,694	2,322	6,563	4,237
Employee expenses[2,3]	1,977	1,069	3,918	1,950
Depreciation	75	73	145	147
Total general and administrative expenses	5,746	3,464	10,626	6,334
Total operating expenses	14,704	13,219	27,436	24,747

[1]Included in employee expenses is a share based compensation expense of $0.8 million and $1.5 million for the three and six months ended June 30, 2025, respectively, relating to employees in the research and development department (three and six months ended June 30, 2024, credit of $0.1 million and expense of $0.1 million, respectively).

[2]Included in employee expenses is share based compensation expense of $1.0 million and $2.0 million for the three and six months ended June 30, 2025, respectively, relating to employees in the general and administrative department (three and six months ended June 30, 2024, credit of $8 thousand and expense $0.1 million, respectively).

[3]Includes termination expenses incurred in the period.